Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss from operations	$ (1,494,609)	$ (3,091,824)
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost	311,642
Bad debt provision		(544,915)
Depreciation and amortization expenses	109,966	186,000
Equity incentive plan	277,285	325,780
Changes in operating assets and liabilities:
Accounts receivable	(372,734)	697,805
Note receivable	33,441
Inventory	294,421	36,592
Advance to suppliers	(14,045)	(5,353)
Prepayments, receivables and other assets	(61,775)	1,341,380
Deferred cost		504,522
Accounts payable and accrual	253,976	11,592
Advance from customers	(4,063)	(42,994)
Taxes payable	32,818	4,163
Accrued expenses and other current liabilities	84,552	264,903
Net cash used in operating activities	(549,125)	(312,349)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(20,115)	(21,137)
Other receivable - Huangshan Panjie	59,425
Deposits for investment		(9,281,317)
Net cash provided by (used in) investing activities	39,310	(9,302,454)
Cash Flows from Financing Activities:
Bank borrowings	(7,675)	(20,036)
Payment to related parties	(11,061,683)	(3,889,409)
Net cash provided by (used in) financing activities	(11,069,358)	(3,909,445)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,009,412)	196,594
Net increase (decrease) in cash, cash equivalents and restricted cash	(12,588,585)	(13,327,654)
Cash, cash equivalents and restricted cash at the beginning of period	15,569,619	13,358,975
Cash, cash equivalents and restricted cash at the end of period	2,981,034	31,321
Supplemental disclosures of cash flows information:
Cash paid for income taxes		16,612
Cash paid for interest expense
Non-cash transactions:
Issuance of shares for equity incentive plan	277,285	325,780
Issuance of shares for convertible notes principal and interest settlement	$ 1,140,482